Note 12 - Leases - Components of Operating Lease Expense (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)
Lease liability cost	$ 5,945
Short-term lease expenses (1)	1,760	[1]
Variable lease cost not included in the lease liability (2)	261	[2]
Total lease cost	$ 7,966

[1]	Short-term lease expenses include rent expenses from leases of 12 months or less on the transition date or lease commencement.
[2]	Variable lease cost includes common area maintenance, property taxes, and fluctuations in rent due to a change in an index or rate.